Trading Property (Details 5)		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of Trading Property [Line Items]
Carrying Amount (MNIS)		₪ 492,600	₪ 1,310,500
Suwalki Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Poland
Purchase/ transaction date		--06-06
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)			163,500
Torun Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Poland
Purchase/ transaction date		--02-07
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)			281,800
Sport-Star Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Serbia
Purchase/ transaction date		--12-07
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)			226,200
Casa Radio [Member]
Disclosure of Trading Property [Line Items]
Location		Romania
Purchase/ transaction date		--02-07
Rate of ownership by the group (%)		75
Nature of rights		Leasing for 37 years
Carrying Amount (MNIS)	[1]	₪ 262,500	296,400
Lodz residential [Member]
Disclosure of Trading Property [Line Items]
Location		Poland
Purchase/ transaction date		--09-01
Rate of ownership by the group (%)		100
Nature of rights		Ownership/ Perpetual usufruct
Carrying Amount (MNIS)		₪ 1,700	2,000
Timisoara Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Romania
Purchase/ transaction date		--03-07
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)			28,300
Lodz - plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Poland
Purchase/ transaction date		--09-09
Rate of ownership by the group (%)		100
Nature of rights		Perpetual usufruct
Carrying Amount (MNIS)		₪ 16,200	20,600
Kielce Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Poland
Purchase/ transaction date		--01-08
Rate of ownership by the group (%)		100
Nature of rights		Perpetual usufruct
Carrying Amount (MNIS)			8,900
Lesnzo Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Poland
Purchase/ transaction date		--06-08
Rate of ownership by the group (%)		100
Nature of rights		Perpetual usufruct
Carrying Amount (MNIS)			3,200
Miercurea Csiki Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Romania
Purchase/ transaction date		--07-07
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)		₪ 4,200	4,000
Constanta Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Romania
Purchase/ transaction date		--07-09
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)			5,300
Shumen Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Bulgaria
Purchase/ transaction date		--11-07
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)			3,200
Arena Plaza Extension [Member]
Disclosure of Trading Property [Line Items]
Location		Hungary
Purchase/ transaction date		--11-05
Rate of ownership by the group (%)		100
Nature of rights		Land use rights
Carrying Amount (MNIS)			6,100
Helios Plaza [Member]
Disclosure of Trading Property [Line Items]
Location		Greece
Purchase/ transaction date		--05-02
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)		₪ 13,700	13,300
Bangalore [Member]
Disclosure of Trading Property [Line Items]
Location		India
Purchase/ transaction date		--03-08
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)		₪ 113,700	154,600
Chennai [Member]
Disclosure of Trading Property [Line Items]
Location		India
Purchase/ transaction date		--12-07
Rate of ownership by the group (%)		100
Nature of rights		Ownership
Carrying Amount (MNIS)		₪ 73,400	84,500
Other small plots, grouped [Member]
Disclosure of Trading Property [Line Items]
Rate of ownership by the group (%)		100
Carrying Amount (MNIS)		₪ 7,200	₪ 8,600

[1]	Represents gross value including commitment for PAB construction, which is presented as non-current provision in amount of NIS 53 million as of December 31, 2017, (in 2016 NIS 54 million).